Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Deficit to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2023	$ 20	$ 29,287,795	$ (23,484,274)	$ (93,154)	$ 5,710,387	$ (54,660)	$ (5,655,727)
Balance (in Shares) at Dec. 31, 2023	52,381,600
Issuance of shares through private placements	$ 3	2,304,672			2,304,675		(2,304,675)
Issuance of shares through private placements (in Shares)	8,205,862
Issuance of shares for convertible notes conversion	$ 1	399,999			400,000		400,000
Issuance of shares for convertible notes conversion (in Shares)	984,494
Net loss			(2,914,293)		(2,914,293)	(26,235)	(2,940,528)
Foreign currency translation				139,622	139,622	8,056	147,678
Balance at Jun. 30, 2024	$ 24	31,992,466	(26,398,567)	46,468	5,640,391	(72,839)	(5,567,552)
Balance (in Shares) at Jun. 30, 2024	61,571,956
Balance at Dec. 31, 2024	$ 35	36,953,448	(30,100,945)	271,452	7,123,990	(231,588)	$ 6,892,402
Balance (in Shares) at Dec. 31, 2024	91,092,257						52,381,600
Issuance of shares	$ 1				1		$ 1
Issuance of shares (in Shares)	1,640,447
Issuance of shares for convertible notes conversion	$ 1	124,054			124,055		124,055
Issuance of shares for convertible notes conversion (in Shares)	932,749
Share consolidation (in Shares)	(92,884,908)
Issuance of shares for convertible notes conversion (after share consolidation 120:1)	$ 13	554,244			554,257		554,257
Issuance of shares for convertible notes conversion (after share consolidation 120:1) (in Shares)	273,701
Issuance of shares for conversion of debt to equity	$ 7	1,149,650			1,149,657		1,149,657
Issuance of shares for conversion of debt to equity (in Shares)	164,412
Net loss			(7,670,525)		(7,670,525)	(16,375)	(7,686,900)
Foreign currency translation				(827,367)	(827,367)	158,749	(668,618)
Balance at Jun. 30, 2025	$ 57	$ 38,781,396	$ (37,771,470)	$ (555,915)	$ 454,068	$ (89,214)	$ 364,854
Balance (in Shares) at Jun. 30, 2025	1,218,658						436,513